DBX ETF Trust | 1
Schedule of Investments
Xtrackers California Municipal Bond ETF
August 31, 2025 (Unaudited)
Principal
Amount $ Value $
MUNICIPAL BONDS — 96.8%
California — 96.8%
Allan Hancock Joint Community
College District
Series 2006-C, 0.00% -
5.60%, 8/1/47 (a)
160,000 111,840
Anaheim Public Financing
Authority
Series C, Zero Coupon, 9/1/30
50,000 43,232
Bay Area Toll Authority
Series F-2, 5.00%, 4/1/42
100,000 104,702
Series F-2, 5.00%, 4/1/43
100,000 104,129
California Community Choice
Financing Authority
Series B-1, 4.00%, 2/1/52
250,000 251,069
Series A, 5.00%, 7/1/53
300,000 316,464
Series E-1, 5.00%, 2/1/54
100,000 106,324
Series D, 5.50%, 5/1/54
250,000 264,916
Series G-1, 5.25%, 11/1/54
100,000 107,050
Series E, 5.00%, 2/1/55
150,000 160,742
Series F, 5.00%, 2/1/55
300,000 322,668
Series C, 5.00%, 8/1/55
100,000 106,237
Series H, 5.00%, 1/1/56
200,000 217,405
California Educational Facilities
Authority
Series V-3, 5.00%, 6/1/33
25,000 29,276
Series U-1, 5.25%, 4/1/40
235,000 270,238
Series U-7, 5.00%, 6/1/46
120,000 127,531
California Enterprise
Development Authority
Series A, 5.50%, 11/1/59
50,000 52,325
California Health Facilities
Financing Authority
Series A, 5.00%, 11/15/30
50,000 50,253
Series A, 5.00%, 11/15/32
75,000 78,379
Series A, 5.00%, 11/15/33
55,000 57,245
Series A, 4.00%, 4/1/38
100,000 97,481
Series B, 3.25%, 8/15/39
145,000 127,595
Series B, 4.00%, 8/15/39
100,000 97,578
Series A, 5.00%, 10/1/39
25,000 26,008
Series C, 5.00%, 6/1/41
75,000 82,282
Series A, 5.00%, 11/15/41
75,000 75,405
Series A-2, 4.00%, 11/1/44
25,000 22,247
Series A, 5.00%, 11/15/46
100,000 100,539
Series A-2, 5.00%, 11/1/47
100,000 102,871
Series A, 4.00%, 8/15/48
100,000 90,954
Series A, 4.00%, 11/15/48
70,000 58,997
Series A, 5.00%, 11/15/48
60,000 59,377
Series A, 4.00%, 6/1/50
50,000 41,289
Series A, 4.00%, 8/15/50
100,000 86,702
California Infrastructure &
Economic Development Bank
Series A, 5.00%, 7/1/29
80,000 85,060
Principal
Amount $ Value $
Series A, 4.00%, 11/1/45
50,000 44,968
Series A, 4.00%, 7/1/50
180,000 156,388
California Municipal Finance
Authority
Series A, 5.00%, 9/1/49
35,000 35,609
California Public Finance
Authority
Series A, 4.00%, 8/1/47
50,000 44,211
California School Facilities
Financing Authority
Series A, Zero Coupon, 8/1/49
300,000 83,075
California State Public Works
Board
Series A, 5.00%, 8/1/34
30,000 33,225
Series B, 4.00%, 5/1/46
170,000 152,472
Series A, 4.00%, 11/1/46
225,000 201,551
California State University
Series A, 5.00%, 11/1/27
25,000 25,448
Series A, 5.00%, 11/1/29
40,000 41,837
Series A, 5.00%, 11/1/30
50,000 50,775
Series A, 5.00%, 11/1/32
105,000 106,468
Series A, 5.00%, 11/1/32
60,000 62,272
Series A, 5.00%, 11/1/34
30,000 30,946
Series A, 5.00%, 11/1/43
160,000 160,681
Series A, 5.00%, 11/1/43
5,000 5,001
California Statewide
Communities Development
Authority
Series 2004-L, 5.00%, 4/1/38
155,000 170,049
Series A, 4.00%, 7/1/48
25,000 21,983
Series A, 3.00%, 4/1/50
50,000 33,344
Series A, 4.00%, 8/15/51
50,000 43,259
Centinela Valley Union High
School District
Series B, 4.00%, 8/1/50
30,000 25,825
Chino Valley Unified School
District
Series 2020-B, 5.00%, 8/1/55
100,000 100,887
City of Glendale CA Electric
Revenue
5.00%, 2/1/55
100,000 100,540
City of Irvine CA
4.00%, 9/1/58
75,000 63,495
City of Los Angeles CA
Wastewater System Revenue
Series C, 5.00%, 6/1/28
100,000 108,103
City of Los Angeles Department
of Airports
Series D, 4.00%, 5/15/48
100,000 89,450
Series A, 5.00%, 5/15/49
300,000 301,563
City of Los Angeles Department
of Airports, Private Airport &
Marina Revenue,
Series A, 5.00%, 5/15/36
30,000 31,900

2 | DBX ETF Trust
Schedule of Investments
Xtrackers California Municipal Bond ETF
(Continued)
August 31, 2025 (Unaudited)
Principal
Amount $ Value $
Series A, 5.00%, 5/15/37
30,000 31,710
City of San Francisco CA Public
Utilities Commission Water
Revenue
Series C, 5.00%, 11/1/31
20,000 23,121
Coronado Community
Development Agency
Successor Agency
Series A, 5.00%, 9/1/33
55,000 55,049
Desert Community College
District
Series A-1, 4.00%, 8/1/51
100,000 86,577
East Bay Municipal Utility
District Water System
Revenue
Series B, 5.00%, 6/1/28
25,000 26,233
Series B, 5.00%, 6/1/30
50,000 52,308
Series B, 5.00%, 6/1/31
50,000 52,140
Folsom Cordova Unified School
District
Series D, 4.00%, 10/1/44
100,000 91,344
Hartnell Community College
District
Series 2002-D, 7.00%, 8/1/34
100,000 107,764
Hayward Area Recreation & Park
District
Series A, 4.00%, 8/1/46
30,000 27,463
Hayward Unified School District
4.00%, 8/1/42
50,000 45,463
4.00%, 8/1/43
300,000 271,113
Long Beach Bond Finance
Authority
Series A, 5.50%, 11/15/30
100,000 110,535
Los Angeles County Facilities,
Inc.
Series A, 4.00%, 12/1/48
130,000 114,199
Los Angeles County
Metropolitan Transportation
Authority Sales Tax Revenue
Series A, 5.00%, 6/1/31
50,000 57,367
Series A, 5.00%, 6/1/33
30,000 33,876
Series A, 5.00%, 6/1/34
30,000 32,884
Series B, 5.00%, 7/1/34
25,000 26,395
Series B, 5.00%, 7/1/35
50,000 52,567
Los Angeles County
Metropolitan Transportation
Authority, Sales Tax Revenue
Series A, 5.00%, 6/1/33
110,000 113,897
Los Angeles County Public
Works Financing Authority
Series D, 4.00%, 12/1/40
60,000 56,028
Los Angeles Department of
Water & Power
Series A, 5.00%, 7/1/29
45,000 48,888
Series B, 5.00%, 7/1/33
150,000 157,543
Principal
Amount $ Value $
Series A, 5.00%, 7/1/34
110,000 111,941
Series D, 5.00%, 7/1/44
20,000 19,971
Series B, 5.00%, 7/1/45
75,000 75,188
Series B, 5.00%, 7/1/51
45,000 44,890
Series B, 5.00%, 7/1/51
20,000 19,951
Series B, 5.25%, 7/1/53
25,000 25,365
Los Angeles Department of
Water & Power Water System
Revenue
Series B, 5.00%, 7/1/47
30,000 30,066
Series A, 5.00%, 7/1/49
200,000 200,757
Series D, 5.00%, 7/1/52
50,000 50,003
5.25%, 7/1/53
175,000 177,923
Los Angeles Unified School
District
Series A, 5.00%, 7/1/27
60,000 63,308
Series B, 2.00%, 7/1/29
95,000 91,920
Series B-1, 5.00%, 7/1/29
25,000 26,626
Series A, 5.00%, 7/1/30
55,000 60,669
Series B, 5.00%, 7/1/30
100,000 101,970
Series C, 5.00%, 7/1/30
50,000 56,676
Series C, 3.00%, 7/1/35
20,000 18,723
Series B-1, 5.00%, 7/1/36
35,000 36,228
Series QRR, 5.00%, 7/1/37
50,000 55,852
Series B-1, 5.25%, 7/1/42
25,000 25,514
Series M-1, 5.25%, 7/1/42
15,000 15,309
Series RYQ, 4.00%, 7/1/44
75,000 68,488
Marin Healthcare District
Series 2021, 4.00%, 8/1/45
165,000 144,052
Metropolitan Water District of
Southern California
Series A, 5.00%, 7/1/27
40,000 42,213
Series A, 5.00%, 7/1/27
75,000 79,149
Series C, 5.00%, 10/1/27
40,000 42,510
Series A, 5.00%, 7/1/34
95,000 101,533
Series A, 5.00%, 10/1/49
30,000 30,525
Series A, 5.00%, 10/1/51
20,000 20,350
Mount San Antonio Community
College District
Series A, 0.00% - 6.25%,
8/1/43 (a)
100,000 95,966
M-S-R Energy Authority
Series C, 6.50%, 11/1/39
60,000 71,246
Municipal Improvement Corp. of
Los Angeles
Series B, 5.00%, 11/1/27
25,000 25,800
Series B, 5.00%, 11/1/29
30,000 30,866
Napa Valley Unified School
District
Series C, 4.00%, 8/1/44
70,000 64,063
Northern California Sanitation
Agencies Financing Authority
Series 2021, 3.00%, 12/1/34
25,000 24,201
Series A, 5.00%, 12/1/45
55,000 56,490

DBX ETF Trust | 3
Schedule of Investments
Xtrackers California Municipal Bond ETF
(Continued)
August 31, 2025 (Unaudited)
Principal
Amount $ Value $
Ontario International Airport
Authority
Series A, 4.00%, 5/15/51
100,000 87,496
Palomar Community College
District
Series 2006-D, 4.00%, 8/1/46
15,000 13,507
Perris Union High School District
Series A, 4.00%, 9/1/48
50,000 44,601
Rancho Santiago Community
College District
Series 2002-C, Zero Coupon,
9/1/30
60,000 52,366
Regents of The University of
California Medical Center
Pooled Revenue
Series L, 5.00%, 5/15/35
25,000 25,256
Series L, 5.00%, 5/15/41
75,000 75,343
Series L, 3.00%, 5/15/42
255,000 199,927
Series P, 5.00%, 5/15/47
175,000 176,147
Series P, 4.00%, 5/15/53
25,000 21,187
Rio Hondo Community College
District
Series A, 5.25%, 8/1/55
245,000 255,883
River Islands Public Financing
Authority
Series A-1, 5.25%, 9/1/52
50,000 51,228
Riverside County Transportation
Commission Sales Tax
Revenue
Series B, 5.00%, 6/1/35
120,000 125,389
Sacramento City Financing
Authority
Series E, 5.25%, 12/1/30
100,000 110,859
Sacramento City Unified School
District
Series G, 4.00%, 8/1/49
30,000 26,462
Sacramento Municipal Utility
District
Series G, 5.00%, 8/15/39
50,000 52,470
Sacramento Municipal Utility
District, Electric, Power &
Light Revenue,
Series H, 5.00%, 8/15/50
50,000 50,792
Sacramento Transportation
Authority Sales Tax Revenue
Series A, 5.00%, 10/1/33
60,000 70,431
San Diego Community College
District
5.00%, 8/1/31
100,000 102,613
San Diego County Regional
Airport Authority
Series A, 5.00%, 7/1/44
35,000 35,544
Series A, 5.00%, 7/1/46
75,000 76,454
San Diego County Regional
Transportation Commission
Series A, 5.00%, 4/1/35
15,000 17,186
Principal
Amount $ Value $
San Diego County Water
Authority
Series S-1, 5.00%, 5/1/28
100,000 107,063
San Diego Public Facilities
Financing Authority
Series A, 5.00%, 5/15/27
50,000 50,961
Series A, 5.00%, 5/15/28
20,000 20,377
Series B, 5.00%, 8/1/28
35,000 35,838
San Diego Unified School
District
Series 2012-I, 4.00%, 7/1/47
100,000 88,542
Series C, 0.00% - 6.63%,
7/1/48 (a)
85,000 76,924
Series L, 4.00%, 7/1/49
30,000 26,210
Series 2018 G-3, 4.00%,
7/1/53
200,000 175,480
San Francisco Bay Area Rapid
Transit District
Series 2004 F-1, 3.00%,
8/1/38
75,000 65,139
Series C-1, 4.00%, 8/1/45
35,000 31,451
San Francisco City & County
Airport Commission-San
Francisco International
Airport, Private Airport &
Marina Revenue,
Series E, 5.00%, 5/1/48
25,000 25,038
San Francisco City & County
Airport Comm -San Francisco
International Airport
Series D, 5.00%, 5/1/36
40,000 42,237
San Francisco City & County
Public Utilities Commission
Wastewater Revenue
Series A, 5.00%, 10/1/27
50,000 53,136
Series A, 5.00%, 10/1/46
85,000 86,824
San Francisco Community
College District
Series B, 5.25%, 6/15/49
100,000 104,332
San Francisco Municipal
Transportation Agency
Series 2017, 4.00%, 3/1/46
130,000 115,736
San Joaquin Hills Transportation
Corridor Agency
Zero Coupon, 1/1/28
55,000 52,321
Series A, 5.00%, 1/15/33
40,000 43,969
San Jose Redevelopment
Agency Successor Agency
Series A, 5.00%, 8/1/35
45,000 46,429
San Marcos Unified School
District
Series B, Zero Coupon, 8/1/47
300,000 102,617
San Mateo County Community
College District
Series A, 5.00%, 9/1/45
65,000 65,000

4 | DBX ETF Trust
Schedule of Investments
Xtrackers California Municipal Bond ETF
(Continued)
August 31, 2025 (Unaudited)
Principal
Amount $ Value $
San Mateo Union High School
District
Series 2010, 0.00% - 6.70%,
9/1/41 (a)
130,000 132,519
Santa Clara Unified School
District
Series 2017, 3.50%, 7/1/42
130,000 112,351
Santa Clara Valley
Transportation Authority
Series A, 5.00%, 4/1/26
50,000 50,861
Santa Clara Valley Water District
Series 2023C-1, 4.00%, 6/1/26
50,000 50,610
Southern California Public
Power Authority
5.00%, 7/1/36
95,000 102,661
Series 2023-A1, 5.00%, 7/1/48
20,000 19,985
State of California
5.00%, 10/1/25
100,000 100,221
5.00%, 12/1/25
50,000 50,344
5.00%, 8/1/26
110,000 112,881
5.00%, 8/1/26
100,000 100,193
Series B, 5.00%, 8/1/26
110,000 112,881
5.00%, 10/1/26
50,000 51,553
5.00%, 8/1/27
100,000 102,631
5.00%, 10/1/27
30,000 31,771
5.00%, 11/1/27
115,000 122,052
5.00%, 11/1/27
50,000 53,066
5.00%, 11/1/27
50,000 53,066
5.00%, 8/1/28
90,000 94,756
5.00%, 9/1/28
110,000 112,949
Series B, 5.00%, 10/1/28
100,000 108,517
5.00%, 12/1/28
45,000 49,017
Series C, 5.00%, 8/1/29
200,000 204,826
5.00%, 11/1/29
25,000 26,443
5.00%, 8/1/30
50,000 52,488
5.00%, 8/1/30
5,000 5,257
5.00%, 11/1/30
35,000 39,515
5.00%, 11/1/30
30,000 31,656
5.00%, 4/1/31
40,000 45,293
5.00%, 4/1/32
50,000 57,126
5.25%, 8/1/32
100,000 114,388
2.50%, 9/1/32
125,000 117,402
5.00%, 9/1/32
30,000 33,814
5.00%, 11/1/32
30,000 33,205
Series B, 5.00%, 11/1/32
30,000 33,205
Series C, 3.375%, 9/1/33
50,000 49,639
5.00%, 3/1/34
55,000 59,580
5.00%, 12/1/34
50,000 54,535
3.00%, 9/1/35
200,000 186,884
3.00%, 10/1/35
95,000 89,513
4.00%, 10/1/35
50,000 51,666
5.00%, 10/1/35
100,000 100,998
4.00%, 11/1/35
5,000 5,361
Principal
Amount $ Value $
4.00%, 11/1/35
125,000 128,683
5.00%, 12/1/35
70,000 75,774
4.00%, 3/1/36
80,000 81,574
3.00%, 9/1/36
50,000 45,237
4.00%, 9/1/36
100,000 100,049
3.00%, 10/1/36
25,000 22,975
5.00%, 10/1/36
50,000 55,372
Series B, 5.00%, 11/1/36
30,000 32,220
4.00%, 3/1/37
50,000 50,488
5.00%, 4/1/37
40,000 42,010
5.00%, 9/1/37
150,000 165,427
5.00%, 9/1/41
100,000 104,970
4.00%, 4/1/42
200,000 190,435
Series C, 5.00%, 11/1/42
100,000 104,938
3.00%, 12/1/43
25,000 19,635
5.00%, 10/1/45
350,000 363,778
5.25%, 10/1/45
25,000 26,416
4.00%, 11/1/45
85,000 76,880
4.00%, 3/1/46
30,000 27,130
3.00%, 11/1/50
100,000 71,065
State of California Department
of Water Resources
Series BB, 5.00%, 12/1/26
130,000 134,893
Series AX, 5.00%, 12/1/27
45,000 48,053
Series BB, 5.00%, 12/1/33
25,000 27,872
Sweetwater Union High School
District
4.00%, 8/1/42
100,000 92,924
University of California
Series AY, 5.00%, 5/15/28
70,000 73,319
Series BQ, 5.00%, 5/15/29
25,000 27,686
Series AY, 5.00%, 5/15/30
25,000 26,161
Series BQ, 5.00%, 5/15/31
30,000 34,359
Series BQ, 5.00%, 5/15/33
25,000 29,030
Series BQ, 5.00%, 5/15/35
40,000 45,061
Series M, 5.00%, 5/15/35
75,000 77,245
Series AY, 5.00%, 5/15/36
50,000 51,327
Series BE, 5.00%, 5/15/36
170,000 181,646
Series BE, 5.00%, 5/15/42
25,000 25,747
Series BN, 5.00%, 5/15/42
30,000 31,483
Series BS, 5.00%, 5/15/43
25,000 26,206
Series K, 4.00%, 5/15/46
50,000 44,655
Series Q, 5.00%, 5/15/46
15,000 15,308
Series M, 4.00%, 5/15/47
100,000 88,212
Series AZ, 5.00%, 5/15/48
100,000 100,130
Series Q, 3.00%, 5/15/51
50,000 35,044
5.00%, 5/15/52
100,000 101,083
Series O, 5.00%, 5/15/58
150,000 149,989
Ventura County Community
College District
3.125%, 8/1/31
100,000 100,006

DBX ETF Trust | 5
Schedule of Investments
Xtrackers California Municipal Bond ETF
(Continued)
August 31, 2025 (Unaudited)
Hidden Row
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
CA-PH1
Principal
Amount $ Value $
Ventura Unified School District
Series A, 4.00%, 8/1/52
50,000 43,470
West Contra Costa Unified
School District
Series B, 5.00%, 8/1/49
100,000 101,388
William S Hart Union High
School District
Series C, 3.50%, 8/1/38
75,000 70,308
(Cost $20,836,831)
20,014,606
TOTAL MUNICIPAL BONDS
(Cost $20,836,831)
20,014,606
Number
of Shares Value $
CASH EQUIVALENTS — 2.1%
DWS Government Money Market
Series "Institutional Shares",
4.25% (b)
(Cost $429,703)
429,703
429,703
TOTAL INVESTMENTS — 98.9%
(Cost $21,266,534)
20,444,309
Other assets and liabilities,
net — 1.1%
237,501
NET ASSETS — 100.0%
20,681,810
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2025 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2025
Value ($) at
8/31/2025
CASH EQUIVALENTS — 2.1%
DWS Government Money Market Series "Institutional Shares", 4.25% (b)
424,491 849,196 (843,984) — — — — 429,703 429,703
(a) Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
Assets Level 1 Level 2 Level 3 Total
Municipal Bonds (a)
$ — $ 20,014,606 $ — $ 20,014,606
Short-Term Investments (a)
429,703 — — 429,703
TOTAL
$ 429,703 $ 20,014,606 $ — $ 20,444,309
(a)
See Schedule of Investments for additional detailed categorizations.